Notes to the Balance Sheet - Summary of Deferred Tax Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Deferred Tax Asset	€ 0	€ 0